Restricted Investments	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Restricted Investments
RESTRICTED INVESTMENTS

	US dollar
Figures in million	2018	2017

Investments held by environmental trust funds (a)	235	200
Investments held by social trust funds (b)	2	3

Total restricted investments	237	203

(a) Environmental trust funds

ACCOUNTING POLICY
Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications.

The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in interest-bearing short-term and medium-term cash investments and medium term equity-linked notes issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE. The equity-linked notes are designated as fair value through profit or loss investments and recorded at fair value whilst the interest-bearing short-term investments are classified either as held-to-maturity and recorded at amortised cost or as cash and cash equivalents and recorded at fair value. These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.

18	RESTRICTED INVESTMENTS continued
(a) Environmental trust funds continued
The environmental trust funds consist of:

	US dollar
Figures in million	2018	2017

Held-to-maturity financial assets	169	137
Cash and cash equivalents (loans and receivables)	2	2
Fair value through profit or loss financial assets	64	61

Total environmental trust funds	235	200

Reconciliation of the movement in the investments held by environmental trust funds:

	US dollar
Figures in million	2018	2017

Balance at beginning of year	200	167
Interest income	12	11
Fair value gain	6	—
Moab Khotsong acquisition[1]	33	—
Equity-linked deposits acquired	—	15
Maturity/(acquisition) of held-to-maturity investments	—	(16)
Net (disposal)/acquisition of cash and cash equivalents	(1)	2
Translation	(15)	21

Balance at end of year	235	200

[1] Refer to note 14 for further information. The amount includes US$5.0 million relating to Nufcor SA. Upon receipt the funds were invested within held-to-maturity financial assets.
(b) The social trust fund
The social trust fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.
The social trust fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.